BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (93.9%)
	Arizona (2.3%)
$3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300%	$2,658,729
3,000,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	3,272,504
10,000,000	Salt Verde Financial Corp., Revenue Bonds	12/01/37	5.000	10,596,378
	Total Arizona			16,527,611

	California (9.2%)
3,750,000	Allan Hancock Joint Community College District, General Obligation
	Bonds[1]	08/01/42	0.000	2,977,800
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	915,594
2,140,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[1]	08/01/29	0.000	1,793,805
3,195,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[1]	09/01/30	0.000	2,533,833
1,000,000	Antelope Valley Community College District, General Obligation Bonds[1]	08/01/32	0.000	756,268
1,000,000	Antelope Valley Community College District, General Obligation Bonds[1]	08/01/34	0.000	670,595
1,000,000	Antelope Valley Community College District, General Obligation Bonds[1]	08/01/36	0.000	585,068
1,000,000	Antelope Valley Community College District, General Obligation Bonds[1]	08/01/38	0.000	514,942
2,000,000	Center Unified School District, General Obligation Bonds, BAM[1]	08/01/31	0.000	1,543,165
1,040,000	Chaffey Joint Union High School District, General Obligation Bonds[1]	08/01/33	0.000	754,938
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[1]	02/01/34	0.000	710,335
1,450,000	Chino Valley Unified School District, General Obligation Bonds[1]	08/01/34	0.000	980,147
2,200,000	Chino Valley Unified School District, General Obligation Bonds[1]	08/01/35	0.000	1,403,245
1,015,000	Downey Unified School District, General Obligation Bonds[1]	08/01/33	0.000	729,109
1,000,000	Downey Unified School District, General Obligation Bonds[1]	08/01/35	0.000	652,013
2,000,000	Glendale Community College District, General Obligation Bonds[1]	08/01/32	0.000	1,487,282
2,500,000	Glendale Community College District, General Obligation Bonds[1]	08/01/33	0.000	1,784,996
3,350,000	Glendale Community College District, General Obligation Bonds[1]	08/01/35	0.000	2,160,233
5,240,000	Glendale Community College District, General Obligation Bonds[1]	08/01/36	0.000	3,192,525
1,900,000	Glendale Community College District, General Obligation Bonds[1]	08/01/37	0.000	1,095,585
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC[1]	07/15/30	0.000	808,604
1,660,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[1]	08/01/27	0.000	1,455,047
1,110,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[1]	08/01/30	0.000	873,943
2,000,000	Lake Tahoe Unified School District, General Obligation Bonds, AGM[1]	08/01/45	0.000	1,639,702
755,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD- LIBOR + 1.450%)[2]	11/15/27	4.536	742,693
8,365,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month USD- LIBOR + 0.720%)[2]	07/01/27	3.905	8,314,314
1,725,000	Oak Grove School District, General Obligation Bonds[1]	08/01/31	0.000	1,308,210
1,030,000	Oak Grove School District, General Obligation Bonds[1]	08/01/32	0.000	778,192
1,050,000	Oak Park Unified School District, General Obligation Bonds, AGM[1]	08/01/28	0.000	893,734
1,310,000	Palmdale Elementary School District, General Obligation Bonds, AGM[1]	08/01/36	0.000	806,639
975,000	Placer Union High School District, General Obligation Bonds, AGM[1]	08/01/30	0.000	790,671
6,300,000	Rio Hondo Community College District, General Obligation Bonds[1]	08/01/36	0.000	3,889,558
9,500,000	Rio Hondo Community College District, General Obligation Bonds[1]	08/01/43	0.000	3,737,817
775,000	Roseville Joint Union High School District, General Obligation Bonds, AGM[1]	08/01/30	0.000	628,482
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[1]	08/01/33	0.000	702,184
1,385,000	Rowland Unified School District, General Obligation Bonds[1]	08/01/33	0.000	862,098

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$6,500,000	Rowland Unified School District, General Obligation Bonds[1]	08/01/34	0.000%	$4,264,285
2,415,000	San Diego Unified School District, General Obligation Bonds[1]	07/01/34	0.000	1,565,463
3,000,000	San Diego Unified School District, General Obligation Bonds[1]	07/01/37	0.000	1,679,501
1,975,000	San Mateo Union High School District, General Obligation Bonds[1]	09/01/41	0.000	1,925,860
1,095,000	Santa Rita Union School District, General Obligation Bonds, AGM[1]	08/01/33	0.000	775,177
1,040,000	Windsor Unified School District, General Obligation Bonds[1]	08/01/33	0.000	731,900
	Total California			66,415,552

	Colorado (0.9%)
3,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.750	3,787,883
1,750,000	Colorado Health Facilities Authority, Revenue Bonds	01/01/38	4.000	1,803,673
666,223	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	665,538
	Total Colorado			6,257,094

	Connecticut (3.3%)
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	153,644
450,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	418,629
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	373,188
2,385,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/15/42	4.250	2,421,088
6,030,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/45	3.500	6,039,857
3,800,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[2,3]	07/01/35	0.375	3,639,185
10,000,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[2,3]	07/01/49	1.100	9,547,472
1,085,000	State of Connecticut Special Tax Revenue, Revenue Bonds	05/01/36	4.000	1,139,561
	Total Connecticut			23,732,624

	District of Columbia (1.9%)
3,000,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/28	5.000	3,335,514
2,000,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/29	5.000	2,257,564
3,055,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/30	5.000	3,478,887
2,840,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/31	5.000	3,032,690
1,170,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/34	5.000	1,286,244
	Total District of Columbia			13,390,899

	Florida (4.7%)
2,600,000	City of Jacksonville, Revenue Bonds	10/01/31	5.000	3,139,803
2,660,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/27	5.000	2,897,517
3,050,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	3,392,787
2,975,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/50	4.000	3,012,362
3,000,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	3,267,364

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Florida (continued)
$1,920,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/32	5.000%	$2,197,988
2,500,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	2,698,959
5,850,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	6,187,321
3,275,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/38	5.000	3,516,973
3,275,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/36	4.000	3,281,221
	Total Florida			33,592,295

5,000,000	Georgia (2.4%) Development Authority of Burke County, Revenue Bonds[2,3]	01/01/40	1.500	4,769,541
1,200,000	Development Authority of Burke County, Revenue Bonds[2,3]	11/01//45	3.000	1,200,000
2,715,000	Development Authority of Burke County, Revenue Bonds[2,3]	11/01/45	3.250	2,713,159
650,000	Development Authority of Burke County, Revenue Bonds[2,3]	12/01/49	1.700	630,871
1,140,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/31	5.000	1,264,340
1,000,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/33	5.000	1,100,675
500,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/34	5.000	548,842
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,687,404
3,850,000	Monroe County Development Authority, Revenue Bonds[2,3]	01/01/39	1.500	3,672,546
	Total Georgia			17,587,378

	Hawaii (0.2%)
1,600,000	State of Hawaii Airports System Revenue, Revenue Bonds	07/01/32	5.000	1,795,161
	Total Hawaii			1,795,161

	Illinois (1.5%)
3,130,000	Illinois Finance Authority, Revenue Bonds	07/15/32	3.000	3,130,822
3,915,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000	4,133,087
2,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	2,508,242
870,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/28	5.000	938,344
	Total Illinois			10,710,495

	Indiana (1.9%)
1,300,000	Indiana Finance Authority, Revenue Bonds[2,4]	02/01/23	1.250	1,300,000
2,850,000	Indiana Housing & Community Development Authority, Revenue Bonds	01/01/49	3.750	2,871,078
2,045,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	07/01/49	3.250	2,031,891
7,000,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/52	4.750	7,409,369
	Total Indiana			13,612,338

	Iowa (1.3%)
255,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	256,101
420,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	420,771
3,225,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	3,249,276
5,385,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/52	3.000	5,286,779
	Total Iowa			9,212,927

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Kentucky (2.5%)
$5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350%	$4,606,791
7,355,000	Kentucky Public Energy Authority, Revenue Bonds[2,3]	12/01/49	4.000	7,375,273
6,500,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.081	6,201,821
	Total Kentucky			18,183,885

	Massachusetts (1.5%)
1,500,000	Commonwealth of Massachusetts, General Obligation Bonds, AGC (3- Month USD-LIBOR + 0.570%)[2]	05/01/37	3.545	1,473,491
2,500,000	Commonwealth of Massachusetts, General Obligation Bonds, NPFG (3- Month USD-LIBOR + 0.570%)[2]	05/01/37	3.545	2,455,906
5,000,000	Massachusetts Clean Water Trust, Revenue Bonds (U.S. Consumer Price Index + 0.990%)[2]	08/01/23	7.772	5,086,860
1,180,000	Massachusetts Development Finance Agency, Revenue Bonds	07/01/35	4.000	1,213,253
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	367,232
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	471,016
	Total Massachusetts			11,067,758

	Michigan (1.0%)
65,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	67,270
325,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	362,853
1,550,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,845,535
3,940,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	4,682,818
	Total Michigan			6,958,476

	Minnesota (3.6%)
1,400,000	Becker Independent School District No 726, General Obligation Bonds[1]	02/01/32	0.000	1,065,691
3,420,000	Becker Independent School District No 726, General Obligation Bonds[1]	02/01/34	0.000	2,418,774
2,770,000	Becker Independent School District No 726, General Obligation Bonds[1]	02/01/35	0.000	1,857,258
2,000,000	Becker Independent School District No 726, General Obligation Bonds[1]	02/01/36	0.000	1,263,727
1,300,000	Duluth Independent School District No 709, General Obligation Bonds[1]	02/01/31	0.000	996,381
1,050,000	Duluth Independent School District No 709, General Obligation Bonds[1]	02/01/32	0.000	773,509
1,035,000	Duluth Independent School District No 709, General Obligation Bonds[1]	02/01/33	0.000	730,492
1,435,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/28	1.300	1,294,732
1,000,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/36	5.350	1,070,081
733,543	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	704,222
575,665	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	561,442
1,527,727	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	1,484,760
647,250	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	624,622
3,466,700	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	3,215,897

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Minnesota (continued)
$1,635,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750%	$1,645,702
1,795,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.000	1,770,034
3,500,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	5.000	3,733,423
1,000,000	Sartell-St Stephen Independent School District No 748, General Obligation Bonds[1]	02/01/33	0.000	723,350
	Total Minnesota			25,934,097

	Mississippi (0.1%)
1,000,000	Mississippi Business Finance Corp., Revenue Bonds[2,3]	03/01/27	2.200	976,149
	Total Mississippi			976,149

	Missouri (1.4%)
3,000,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/52	4.750	3,158,662
6,000,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA[5]	05/01/53	5.750	6,619,317
	Total Missouri			9,777,979

	Montana (0.9%)
785,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	791,304
2,240,000	Montana Board of Housing, Revenue Bonds	12/01/51	3.000	2,205,304
1,985,000	Montana Board of Housing, Revenue Bonds	06/01/52	3.000	1,952,000
1,620,000	Montana Board of Housing, Revenue Bonds	12/01/52	5.000	1,722,160
	Total Montana			6,670,768

	Nebraska (2.1%)
1,560,000	Central Plains Energy Project, Revenue Bonds[2,3]	03/01/50	5.000	1,577,053
11,150,000	Central Plains Energy Project, Revenue Bonds[2,3]	05/01/53	5.000	11,781,364
2,075,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	2,078,971
	Total Nebraska			15,437,388

	New Hampshire (0.1%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	986,692
	Total New Hampshire			986,692

	New Jersey (3.1%)
3,830,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA
	Municipal Swap Index Yield + 1.550%)[2]	09/01/27	3.210	3,830,324
2,485,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/28	0.000	2,062,698
4,405,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/30	0.000	3,382,873
11,490,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/31	0.000	8,458,931
3,535,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, AGM[1]	12/15/33	0.000	2,404,510

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Jersey (continued)
$1,265,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/34	0.000%	$803,290
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,676,242
	Total New Jersey			22,618,868

	New Mexico (1.5%)
8,600,000	City of Farmington, Revenue Bonds	04/01/29	1.800	7,436,723
1,120,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	1,131,875
2,445,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.500	2,447,768
	Total New Mexico			11,016,366

	New York (4.5%)
860,000	City of New York, General Obligation Bonds	08/01/37	4.000	878,246
9,230,000	Metropolitan Transportation Authority, Revenue Bonds (SOFR + 0.330%)[2]	11/01/35	3.211	9,207,544
750,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	02/01/38	4.000	766,686
3,750,000	New York State Dormitory Authority, Revenue Bonds	03/15/36	4.000	3,878,242
3,440,000	Port Authority of New York & New Jersey, Revenue Bonds	08/01/31	5.000	3,951,354
5,655,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/31	2.000	4,874,185
1,320,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/34	5.000	1,499,158
1,500,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/35	5.000	1,663,125
1,395,000	Port Authority of New York & New Jersey, Revenue Bonds	08/01/36	5.000	1,559,451
2,725,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[1]	11/15/30	0.000	2,127,749
3,500,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[1]	11/15/36	0.000	2,048,217
	Total New York			32,453,957

	North Carolina (2.6%)
1,200,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds	01/15/37	4.000	1,222,964
475,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/23	2.800	474,040
1,540,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/28	1.100	1,388,545
4,790,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/48	4.000	4,839,628
3,740,000	North Carolina Housing Finance Agency, Revenue Bonds, FNMA, GNMA	01/01/50	4.000	3,789,952
2,185,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/50	4.000	2,217,924
2,120,000	Raleigh Durham Airport Authority, Revenue Bonds	05/01/34	5.000	2,362,311
2,250,000	University of North Carolina at Chapel Hill, Revenue Bonds (SOFR + 0.650%)[2]	12/01/41	3.531	2,256,274
	Total North Carolina			18,551,638

	North Dakota (2.1%)
890,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/49	4.250	903,475
3,050,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	3,101,484
3,975,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/53	4.000	4,061,695

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	North Dakota (continued)
$6,200,000	North Dakota Housing Finance Agency, Revenue Bonds[5]	07/01/53	5.750%	$6,854,931
	Total North Dakota			14,921,585

	Ohio (1.0%)
6,100,000	Ohio Air Quality Development Authority, Revenue Bonds[2,3]	11/01/39	4.250	6,245,009
1,000,000	State of Ohio, Revenue Bonds	01/01/36	4.000	1,037,043
	Total Ohio			7,282,052

	Oklahoma (0.8%)
3,035,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	3,073,368
2,570,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/50	3.250	2,553,535
	Total Oklahoma			5,626,903

	Oregon (1.8%)
3,150,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[1]	06/15/36	0.000	1,821,396
1,670,000	Lane County School District No 1 Pleasant Hill, General Obligation Bonds[1]	06/15/27	0.000	1,469,420
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham- Barlow, General Obligation Bonds[1]	06/15/32	0.000	1,034,315
1,500,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/28	0.000	1,285,474
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/31	0.000	791,201
1,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/33	0.000	697,975
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/35	0.000	661,177
2,225,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[1]	06/15/33	0.000	1,499,204
3,250,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[1]	06/15/34	0.000	2,082,971
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[1]	06/15/31	0.000	1,129,944
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[1]	06/15/33	0.000	725,768
	Total Oregon			13,198,845

	Other Territory (0.1%)
945,000	FHLMC Multifamily VRD Certificates, Revenue Bonds	05/15/27	2.304	886,059
	Total Other Territory			886,059

	Pennsylvania (4.6%)
5,780,000	Bethlehem Area School District Authority, Revenue Bonds (SOFR + 0.350%)[2]	07/01/31	3.231	5,631,137
1,000,000	New Kensington-Arnold School District, General Obligation Bonds, BAM	05/15/28	2.500	993,382
10,700,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds[2,3]	08/01/37	0.580	10,165,842
1,610,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	1,798,255

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Pennsylvania (continued)
$1,090,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000%	$1,258,858
2,500,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	2,651,740
1,470,000	School District of Philadelphia, General Obligation Bonds	09/01/36	4.000	1,513,468
2,210,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	2,364,809
6,255,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/33	5.000	6,679,146
	Total Pennsylvania			33,056,637

	South Carolina (1.2%)
850,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/34	2.650	775,629
7,355,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/52	4.000	7,515,199
	Total South Carolina			8,290,828

	South Dakota (2.6%)
1,500,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/32	3.400	1,512,271
215,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/44	4.000	215,083
1,660,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/46	3.500	1,658,051
1,920,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	1,961,860
2,780,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	2,819,558
5,385,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/50	3.750	5,423,862
5,000,000	South Dakota Housing Development Authority, Revenue Bonds	05/01/53	5.000	5,315,308
	Total South Dakota			18,905,993

	Tennessee (2.5%)
1,200,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/34	5.250	1,388,949
1,125,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/35	5.250	1,287,304
4,000,000	New Memphis Arena Public Building Authority, Revenue Bonds[1]	04/01/29	0.000	3,604,148
1,750,000	New Memphis Arena Public Building Authority, Revenue Bonds[1]	04/01/33	0.000	1,230,463
3,000,000	New Memphis Arena Public Building Authority, Revenue Bonds[1]	04/01/35	0.000	1,904,913
1,000,000	Tennessee Energy Acquisition Corp., Revenue Bonds	11/01/28	5.000	1,078,086
1,410,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/43	4.000	1,423,168
1,275,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/48	4.000	1,285,435
1,635,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/49	4.250	1,658,554
3,000,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/53	5.000	3,169,026
	Total Tennessee			18,030,046

	Texas (18.0%)
1,395,000	City of Austin Airport System Revenue, Revenue Bonds	11/15/31	5.000	1,594,993
1,120,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/24	5.000	1,150,208
1,170,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/25	5.000	1,225,892
3,820,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/28	5.000	4,201,988
2,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/31	5.000	2,248,102
8,000,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[2,3]	02/01/49	2.000	7,679,456
3,720,000	Fort Bend Independent School District, General Obligation Bonds[2,3]	08/01/51	0.720	3,367,073

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$1,750,000	Goose Creek Consolidated Independent School District, General Obligation Bonds[2,3]	02/15/35	0.600%	$1,632,161
2,000,000	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds	10/01/37	4.000	2,065,469
5,570,000	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds[2,3]	06/01/50	5.000	6,215,418
3,380,000	Little Elm Independent School District, General Obligation Bonds[2,3]	08/15/48	0.680	3,224,991
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,081,596
5,900,000	Medina Valley Independent School District, General Obligation Bonds[2,3]	02/15/51	0.820	5,441,624
7,800,000	Northside Independent School District, General Obligation Bonds[2,3]	06/01/50	0.700	7,364,550
5,000,000	Northside Independent School District, General Obligation Bonds[2,3]	06/01/52	2.000	4,778,536
3,955,000	State of Texas, General Obligation Bonds	08/01/30	4.500	4,384,427
4,850,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds[2,3]	11/15/52	5.000	5,540,344
520,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	427,902
2,030,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	2.150	1,639,221
800,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	4.400	838,481
9,504,577	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	9,082,748
1,325,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,349,525
1,900,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/51	3.500	1,903,669
2,500,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/53	5.750	2,773,844
3,500,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/53	6.000	3,973,852
11,805,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3- Month USD-LIBOR + 0.700%)[2]	12/15/26	3.895	11,739,648
8,425,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	8,953,848
3,300,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	2.210	3,220,706
10,745,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3- Month USD-LIBOR + 0.690%)[2]	09/15/27	3.838	10,641,793
10,365,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3- Month USD-LIBOR + 0.870%)[2]	09/15/27	4.065	10,330,745
	Total Texas			130,072,810

	Virginia (1.6%)
2,750,000	Amelia County Industrial Development Authority, Revenue Bonds	04/01/27	1.450	2,468,688
1,445,000	Virginia Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/31	1.900	1,246,379

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued) Virginia (continued)
$8,700,000	Wise County Industrial Development Authority, Revenue Bonds[2,3]	10/01/40	0.750%	$7,991,782
	Total Virginia			11,706,849

	Washington (1.4%)
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	426,168
5,050,000	Port of Seattle, Revenue Bonds	08/01/34	5.000	5,722,068
1,415,000	Port of Seattle, Revenue Bonds	08/01/35	5.000	1,578,362
1,705,000	Port of Seattle, Revenue Bonds	04/01/39	5.000	1,810,808
20,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	19,961
555,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/47	4.000	556,255
	Total Washington			10,113,622

	Wisconsin (1.2%)
300,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250	305,761
5,000,000	Public Finance Authority, Revenue Bonds[2,3]	10/01/46	3.700	5,188,443
3,000,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	08/15/36	4.000	3,062,131
	Total Wisconsin			8,556,335

	Wyoming (0.5%)
2,040,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	2,062,545
1,305,000	Wyoming Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/50	3.000	1,288,091
	Total Wyoming			3,350,636

	Total Municipal Bonds (Cost $683,743,131)			677,467,595
	U.S. TREASURY BILLS (7.1%)
51,700,000	U.S. Treasury Bill[1]	02/21/23	0.000	51,572,541
	Total U.S. Treasury Bills (Cost $51,572,541)			51,572,541

TOTAL INVESTMENTS (Identified cost $735,315,672)[6]			101.0%	$729,040,136
LIABILITIES IN EXCESS OF OTHER ASSETS			(1.0)%	(7,413,181)
NET ASSETS			100.00%	$721,626,955

[1]	Security issued with zero coupon. Income is recognized through accretion of discount.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2023 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of January 31, 2023.
[5]	Represent a security purchased on a when-issued basis.
[6]	The aggregate cost for federal income tax purposes is $735,315,672, the aggregate gross unrealized appreciation is $10,680,496 and the aggregate gross unrealized depreciation is $16,956,032, resulting in net unrealized depreciation of $6,275,536.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Abbreviations:
AGM	−	Assured Guaranty Municipal Corporation.
AMBAC	−	AMBAC Financial Group, Inc.
BAM	−	Build America Mutual.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHA	−	Federal Housing Administration.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.
SOFR	−	Secured Overnight Financing Rate.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2023

Municipal Bonds*	$-	$677,467,595	$–	$677,467,595
U.S. Treasury Bills	-	51,572,541	–	51,572,541
Total Investments, at value	$-	$729,040,136	$-	$729,040,136

*	For geographical breakdown of municipal bond investments, refer to the Portfolio Investments.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.